Reinsurance - Effect of Reinsurance Premiums (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	$ 26,343	$ 27,244	$ 32,637
Premiums assumed	5,251	5,753	6,331
Premiums ceded	(9,925)	(9,295)	(11,625)
Net earned premiums	21,669	23,702	27,343
Direct policyholder benefits	31,404	93,437	32,561
Policyholder benefits assumed	6,098	4,169	8,173
Policyholder benefits ceded	(21,175)	(81,665)	(19,453)
Net policyholder benefits	16,327	15,941	21,281
Long Duration Contracts
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	9,070	8,254	10,353
Premiums assumed	0	295	350
Premiums ceded	(9,070)	(8,254)	(10,353)
Net earned premiums	0	295	350
Direct policyholder benefits	20,437	80,833	18,380
Policyholder benefits assumed	21	258	151
Policyholder benefits ceded	(20,437)	(80,833)	(18,380)
Net policyholder benefits	21	258	151
Short Duration Contracts
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	17,273	18,990	22,284
Premiums assumed	5,251	5,458	5,981
Premiums ceded	(855)	(1,041)	(1,272)
Net earned premiums	21,669	23,407	26,993
Direct policyholder benefits	10,967	12,604	14,181
Policyholder benefits assumed	6,077	3,911	8,022
Policyholder benefits ceded	(738)	(832)	(1,073)
Net policyholder benefits	$ 16,306	$ 15,683	$ 21,130